Bonds Payable - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Mar. 20, 2019
Disclosure of detailed information about financial instruments [line items]
Bonds Payable		¥ 34,997	¥ 34,994
Bonds payable at par value		35,000	35,000
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable	[1]	35,387	35,898
Bonds payable [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable		34,997	34,994
Bonds payable at par value		¥ 35,000	35,000	¥ 35,000
Subordinated bonds maturity term		10 years
Fixed coupon rate		4.28%
Bonds payable [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds Payable		¥ 35,387	¥ 35,898
Bonds payable [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Fixed coupon rate		4.28%
Coupon rate per annum for remaining 5 years		5.28%

[1]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.